ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current:
Accounts payable	$ 102	$ 67
Accrued & other liabilities	828	653
Deferred revenue	278	274
Total current	1,208	994
Non-current:
Deferred revenue	117	165
Provisions & other liabilities	57	55
Total non-current	$ 174	$ 220
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized (in percentage)	70.00%
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized (in percentage)	15.00%
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized (in percentage)	4.00%
After three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized (in percentage)	11.00%